Cover	12 Months Ended
Jun. 30, 2026 shares
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Amendment Flag	true
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
ICFR Auditor Attestation Flag	false
Entity Registrant Name	Star Fashion Culture Holdings Limited
Entity Central Index Key	0002003061
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity File Number	001-41467
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	12F, No.611
Entity Address, Address Line Two	Sishui Road
Entity Address, Address Line Three	Huli District
Entity Address, City or Town	Xiamen
Entity Address, Country	CN
Entity Address, Postal Zip Code	000000
Title of 12(b) Security	Ordinary shares, par value $0.0004 per share
Trading Symbol	STFS
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	1,161,276
Amendment Description	Star Fashion Culture Holdings Limited (the “Company,” “we,” “us” or “our”) is filing this Amendment No. 1 on Form 20-F/A (this “Amendment”) to amend its Annual Report on Form 20-F for the fiscal year ended June 30, 2026, originally filed with the Securities and Exchange Commission (the “SEC”) on October 23, 2026 (the “Original Filing”).The Original Filing stated that: “We intend to comply with all of the rules generally applicable to U.S. domestic companies listed on the Nasdaq. We may in the future decide to use the foreign private issuer exemption with respect to some or all of the other Nasdaq corporate governance rules. We also intend to comply with Cayman Islands corporate governance requirements under the Companies Act applicable to us at the same time. If we rely on our home country corporate governance practices in lieu of certain of the rules of Nasdaq, our shareholders may not have the same protections afforded to shareholders of companies that are subject to all of the corporate governance requirements of Nasdaq. We may utilize these exemptions for as long as we continue to qualify as a foreign private issuer.”This Amendment is being filed solely to correct that disclosure to state that, as a foreign private issuer, the Company relies on the home country practice exemption available under Nasdaq Listing Rule 5615(a)(3) in lieu of certain Nasdaq corporate governance requirements, including the shareholder approval requirements of Nasdaq Listing Rule 5635.Accordingly, this Amendment amends and restates in their entirety the following portions of the Original Filing:the risk factor in “Item 3. Key Information — D. Risk Factors” captioned “We are a foreign private issuer within the meaning of the rules under the Exchange Act, and as such we are exempt from certain provisions applicable to U.S. domestic public companies,” solely with respect to its final paragraph;the subsection captioned “Foreign Private Issuer Exemption” under “Item 6. Directors, Senior Management and Employees — C. Board Practices”; and“Item 16G. Corporate Governance.”In addition, as required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), new certifications of the Company’s principal executive officer and principal financial officer are filed as Exhibits 12.1 and 12.2 to this Amendment, and Item 19 of the Original Filing is amended to reflect the filing of these certifications. Because no financial statements are included in this Amendment, and this Amendment does not contain or amend any disclosure with respect to Items 307 and 308 of Regulation S-K, paragraphs 3, 4 and 5 of the certifications have been omitted. No certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are required to be filed with this Amendment, as no financial statements are included herein.Except as described above, this Amendment does not amend, modify or update any other information or disclosure contained in the Original Filing, including the consolidated financial statements and the notes thereto, and does not reflect events occurring after the date of the Original Filing. Accordingly, this Amendment should be read in conjunction with the Original Filing and the Company’s other filings with the SEC.
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	12F, No.611
Entity Address, Address Line Two	Sishui Road
Entity Address, Address Line Three	Huli District
Entity Address, City or Town	Xiamen
Entity Address, Country	CN
Entity Address, Postal Zip Code	000000
City Area Code	+86
Local Phone Number	13063138565
Contact Personnel Name	Ms. Zhang Pingting
Contact Personnel Email Address	Hira@xmxing-ji.com